Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides the information required for our principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021, along with the financial information required to be disclosed for each fiscal year:

Year (1)(2)	Summary Compensation Table Total for PEO $	Compensation Actually Paid to PEO(3) $	Average Summary Compensation Table Total for non-PEO NEOs $	Average Compensation Actually Paid to non-PEO NEOs(3) $	Value of Initial Fixed $100 Investment Based on:(4)		Net (Loss) Income (in millions)(6) $	Revenue (in millions)(7) $
					ANIP Total Shareholder Return $	Peer Group Total Shareholder Return (5) $
2025	10,278,620	21,322,103	2,818,836	5,146,305	271.83	71.73	78	883
2024	8,859,402	10,815,366	2,349,641	2,686,867	190.36	61.93	(19)	614
2023	8,078,353	15,098,347	2,082,118	3,238,815	189.88	63.40	19	487
2022	5,112,087	4,617,234	1,535,136	1,413,162	138.53	65.41	(48)	316
2021	6,541,060	10,473,389	1,927,619	2,846,757	158.68	96.61	(43)	216

Named Executive Officers, Footnote	The PEO in each reporting year is our current Chief Executive Officer, Nikhil Lalwani.
(2)    Our non-PEO NEOs includes the following executives by year:
2025: Stephen P. Carey, Christopher K. Mutz, Ori Gutwerg, Meredith W. Cook
2024: Stephen P. Carey, Christopher K. Mutz, Ori Gutwerg, Meredith W. Cook
2023: Stephen P. Carey, Chad Gassert, Ori Gutwerg, Christopher K. Mutz
2022: Stephen P. Carey, James G. Marken, Ori Gutwerg, Christopher K. Mutz
2021: Stephen P. Carey, James G. Marken, Ori Gutwerg, Christopher K. Mutz

Peer Group Issuers, Footnote
(4) The amounts reported in these columns represent the cumulative TSR on an investment of $100 on December 31, 2020 through the last trading day for the applicable fiscal year in the table.
(5) The Peer Group is the S&P 600 Pharmaceuticals, Biotechnology and Life Sciences Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025.
(6) The amounts reported in this column represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
(7) The amounts reported in this column represent revenue, our Company-Selected Measure, which we believe represents the most important financial performance measure used to link CAP to our PEO and non-PEO NEOs in 2025 to our performance. The amounts represent the amount of revenue reflected in our audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote
(3)    Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP, in accordance with Item 402(v) of Regulation S-K, include:

	2025	2024	2023	2022	2021
	PEO ($)	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Total Compensation from SCT	10,278,620	8,859,402	8,078,353	5,112,087	6,541,060
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(7,848,711)	(6,420,231)	(5,756,142)	(3,806,102)	(4,369,205)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	11,769,119	6,996,480	8,659,248	5,366,964	6,289,690
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	6,407,401	37,775	3,087,525	(1,067,419)	2,092,579
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	715,674	1,341,940	1,029,363	(988,296)	(80,735)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Compensation Actually Paid (as calculated)	21,322,103	10,815,366	15,098,347	4,617,234	10,473,389

	2025	2024	2023	2022	2021
	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)
Total Compensation from SCT	2,818,836	2,349,641	2,082,118	1,535,136	1,927,619
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(1,765,916)	(1,390,996)	(1,151,185)	(881,234)	(1,147,142)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,647,978	1,515,845	1,731,772	1,242,624	1,739,550
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	1,305,771	(10,830)	545,054	(232,291)	295,425
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	139,636	223,207	31,056	(251,073)	31,305
Compensation Actually Paid (as calculated)	5,146,305	2,686,867	3,238,815	1,413,162	2,846,757
All equity valuations for each covered fiscal year are calculated in accordance with the provisions of ASC Topic 718. See Note 15 to our audited consolidated financial statements appearing in our 2025 Annual Report on Form 10-K for assumptions underlying the valuations of equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,818,836	$ 2,349,641	$ 2,082,118	$ 1,535,136	$ 1,927,619
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,146,305	2,686,867	3,238,815	1,413,162	2,846,757
Adjustment to Non-PEO NEO Compensation Footnote
(3)    Subtractions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP, in accordance with Item 402(v) of Regulation S-K, include:

	2025	2024	2023	2022	2021
	PEO ($)	PEO ($)	PEO ($)	PEO ($)	PEO ($)
Total Compensation from SCT	10,278,620	8,859,402	8,078,353	5,112,087	6,541,060
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(7,848,711)	(6,420,231)	(5,756,142)	(3,806,102)	(4,369,205)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	11,769,119	6,996,480	8,659,248	5,366,964	6,289,690
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	6,407,401	37,775	3,087,525	(1,067,419)	2,092,579
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	715,674	1,341,940	1,029,363	(988,296)	(80,735)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—
Compensation Actually Paid (as calculated)	21,322,103	10,815,366	15,098,347	4,617,234	10,473,389

	2025	2024	2023	2022	2021
	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)	Average of Other non-PEO NEOs ($)
Total Compensation from SCT	2,818,836	2,349,641	2,082,118	1,535,136	1,927,619
Adjustments for Equity Awards:
Subtraction: Value of Stock and Option Awards reported in SCT	(1,765,916)	(1,390,996)	(1,151,185)	(881,234)	(1,147,142)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	2,647,978	1,515,845	1,731,772	1,242,624	1,739,550
Addition: Fair value at vest of awards granted and vested during the covered fiscal year	—	—	—	—	—
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	1,305,771	(10,830)	545,054	(232,291)	295,425
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied at the end of or during the covered fiscal year	139,636	223,207	31,056	(251,073)	31,305
Compensation Actually Paid (as calculated)	5,146,305	2,686,867	3,238,815	1,413,162	2,846,757
All equity valuations for each covered fiscal year are calculated in accordance with the provisions of ASC Topic 718. See Note 15 to our audited consolidated financial statements appearing in our 2025 Annual Report on Form 10-K for assumptions underlying the valuations of equity awards.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

	2021	2022	2023	2024	2025
PEO CAP	$10,473	$4,617	$15,098	$10,815	$21,322
Average non-PEO NEO CAP	$2,847	$1,413	$3,239	$2,687	$5,146
ANIP value of $100 Invested at Beginning of Period	$158.68	$138.53	$189.88	$190.36	$271.83
Peer Group value of $100 Invested at Beginning of Period	$96.61	$65.41	$63.40	$61.93	$71.73

Compensation Actually Paid vs. Net Income
CAP and Company Net Income (Loss)

	2021	2022	2023	2024	2025
PEO CAP	$10,473	$4,617	$15,098	$10,815	$21,322
Average non-PEO NEO CAP	$2,847	$1,413	$3,239	$2,687	$5,146
Net Income (Loss) ($Mil.)	$(43)	$(48)	$19	$(19)	$78

Compensation Actually Paid vs. Company Selected Measure	CAP and Company Revenue

	2021	2022	2023	2024	2025
PEO CAP	$10,473	$4,617	$15,098	$10,815	$21,322
Average non-PEO NEO CAP	$2,847	$1,413	$3,239	$2,687	$5,146
Revenue ($Mil.)	$216	$316	$487	$614	$883

Total Shareholder Return Vs Peer Group
CAP and Cumulative TSR / Cumulative TSR of the Peer Group

	2021	2022	2023	2024	2025
PEO CAP	$10,473	$4,617	$15,098	$10,815	$21,322
Average non-PEO NEO CAP	$2,847	$1,413	$3,239	$2,687	$5,146
ANIP value of $100 Invested at Beginning of Period	$158.68	$138.53	$189.88	$190.36	$271.83
Peer Group value of $100 Invested at Beginning of Period	$96.61	$65.41	$63.40	$61.93	$71.73

Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our PEO and non-PEO NEOs in 2025 to our performance were:
•Revenue;
•Adjusted non-GAAP EBITDA;
•Adjusted non-GAAP EBITDA Growth Rate; and
	•Relative Total Shareholder Return.
Total Shareholder Return Amount	$ 271.83	190.36	189.88	138.53	158.68
Peer Group Total Shareholder Return Amount	71.73	61.93	63.40	65.41	96.61
Net Income (Loss)	$ 78,000,000	$ (19,000,000)	$ 19,000,000	$ (48,000,000)	$ (43,000,000)
Company Selected Measure Amount	883.0	614.0	487.0	316.0	216.0
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted non-GAAP EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted non-GAAP EBITDA Growth Rate
Measure:: 4
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return
Nikhil Lalwani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,278,620	$ 8,859,402	$ 8,078,353	$ 5,112,087	$ 6,541,060
PEO Actually Paid Compensation Amount	$ 21,322,103	$ 10,815,366	$ 15,098,347	$ 4,617,234	$ 10,473,389
PEO Name	Nikhil Lalwani	Nikhil Lalwani	Nikhil Lalwani	Nikhil Lalwani	Nikhil Lalwani
PEO | Nikhil Lalwani [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,848,711)	$ (6,420,231)	$ (5,756,142)	$ (3,806,102)	$ (4,369,205)
PEO | Nikhil Lalwani [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,769,119	6,996,480	8,659,248	5,366,964	6,289,690
PEO | Nikhil Lalwani [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,407,401	37,775	3,087,525	(1,067,419)	2,092,579
PEO | Nikhil Lalwani [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Nikhil Lalwani [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	715,674	1,341,940	1,029,363	(988,296)	(80,735)
PEO | Nikhil Lalwani [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,765,916)	(1,390,996)	(1,151,185)	(881,234)	(1,147,142)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,647,978	1,515,845	1,731,772	1,242,624	1,739,550
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,305,771	(10,830)	545,054	(232,291)	295,425
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 139,636	$ 223,207	$ 31,056	$ (251,073)	$ 31,305